UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21529

The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Global Utility & Income Trust

Semiannual Report — June 30, 2022

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Timothy M. Winter, CFA	Hendi Susanto
Chief Investment Officer	Portfolio Manager	Portfolio Manager
	BA, Rollins College	BS, University of Minnesota
	MBA, University of	MS, Massachusetts
	Notre Dame	Institute of Technology
MBA, Wharton School,
University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2022, the net asset value (NAV) total return of The Gabelli Global Utility & Income Trust (the Fund) was (17.0)%, compared with a total return of (0.6)% for the Standard & Poor’s (S&P) 500 Utilities Index. The total return for the Fund’s publicly traded shares was (19.7)%. The Fund’s NAV per share was $16.74, while the price of the publicly traded shares closed at $16.12 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2022.

Investment Objective and Strategy (Unaudited)

The Fund’s investment objective is to seek a consistent level of after-tax total return for its investors with an emphasis on tax advantaged dividend income under current tax law. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities and income producing securities of domestic and foreign companies involved in the utilities industry and other industries that are expected to pay periodic dividends.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

In the first half of 2022, the Fund returned (17.0)%, compared with (0.6)% for the S&P 500 Utilities Index and (20.0)% for the S&P 500 Index, with performance hampered by greater exposure to European and Asian utilities and energy.

The U.S. and Europe (to a greater degree) face an energy crisis partially driven by the transformation from fossil fuel dependency to clean energy. High natural gas and power prices help make renewable power more economical but hamper affordability. North America enjoys the benefit of abundant natural gas reserves, but Europe is heavily dependent upon imported Russian gas. The rapid phase-out of baseload fossil-fired generation and reluctance to invest in gas infrastructure has resulted in a greater dependence on existing infrastructure and weakened supply conditions. The challenges have only increased with economic sanctions. Many governments are calling for intervention to mitigate higher bills. As a result, some multi-national utility near-term outlooks have been hampered.

North American utility stocks represent a safe haven amidst the economic and geopolitical turmoil, and are beneficiaries of the near- and long-term energy infrastructure needs. As regulated energy conduits, electric utilities pass through higher fuel and inflationary costs and fuel diversity helps balance the evolving energy sentiment. Further, we expect ongoing favorable political and regulatory support for increasing clean energy and transmission/distribution infrastructure investment. Given the focus on energy and desire for more energy independence, governments and companies are doubling down on efforts to promote clean energy. Many of the larger European utilities have been early movers to decarbonize, advancing offshore wind, battery storage, and other technologies like green/blue hydrogen to help reach global net-zero targets.

As a result, significant opportunity exists to capitalize on development expertise in Asia, South America, and other regions. The investment opportunities are significant and create a long runway of growth potential.

Leading contributors included Swedish Match (2.86% of total investments as of June 30, 2022, +29.3% total return), Southwest Gas (0.64%, +26.3%), and PNM Resources (1.20%, +6.3%), all of which benefited from takeover activity. In addition, natural gas-oriented utilities National Fuel Gas (2.61%, +4.7%) and NiSource (0.70%, +8.5%), as well as pipeline company Enbridge (0.64%, +11.2%), benefited from a more favorable gas environment.

Portfolio detractors included AES Corp (1.68%, -12.3%), Iberdrola (1.48%, -11.1%), and Enel (0.57%, -30.%), which were impacted by supply and affordability issues as well as renewable development supply chain issues.

Thank you for your investment in the The Gabelli Global Utility & Income Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund's portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2022 (a) (Unaudited)

	Six Months	1 Year	5 year	10 year	15 year	Since Inception (5/28/04)
The Gabelli Global Utility & Income Trust (GLU)
NAV Total Return (b)	(17.01)%	(14.68)%	1.87%	4.90%	3.95%	5.88%
Investment Total Return (c)	(19.68)	(16.71)	2.87	5.14	5.24	5.96
S&P 500 Utilities Index	(0.55)	14.30	9.78	10.47	7.90	10.26
Lipper Utility Fund Average	(2.05)	8.81	8.00	8.91	6.50	9.37
S&P Global 1200 Utilities Index	(5.60)	4.56	7.99	8.06	4.16	8.02

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund's use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. The S&P Global 1200 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for the rights offering and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE American, reinvestment of distributions, and adjustments for the rights offering. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

The Gabelli Global Utility & Income Trust

Schedule of Investments — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 86.3%
	ENERGY AND UTILITIES — 45.6%
	Alternative Energy — 3.3%
	Non U.S. Companies
1,950	Brookfield Renewable Corp., Cl. A	$53,383	$69,440
68,000	Siemens Gamesa Renewable Energy SA†	1,143,018	1,276,277
8,500	Vestas Wind Systems A/S	169,141	179,520

	U.S. Companies
36,814	NextEra Energy Partners LP	1,291,684	2,730,126
7,500	Ormat Technologies Inc.	353,159	587,625
400	SolarEdge Technologies Inc.†	41,986	109,472
		3,052,371	4,952,460

	Diversified Industrial — 1.7%
	Non U.S. Companies
16,500	Bouygues SA	578,781	507,669
19,000	Jardine Matheson Holdings Ltd.	1,047,026	998,640

	U.S. Companies
29,000	Flowserve Corp.	971,129	830,270
3,000	General Electric Co.	222,274	191,010
4,500	Mueller Water Products Inc., Cl. A	44,107	52,785
		2,863,317	2,580,374

	Electric Transmission and Distribution — 2.8%
	Non U.S. Companies
8,500	Algonquin Power & Utilities Corp.	66,376	114,240
1,700	Boralex Inc., Cl. A	34,193	56,631
28,000	Enel Chile SA, ADR	78,326	31,080
12,000	Fortis Inc.	380,825	567,278
1,050	Fortis Inc., New York	43,701	49,634
9,600	Landis+Gyr Group AG	619,836	503,305
1,100	Orsted AS	111,506	114,982
20,000	Red Electrica Corp. SA	227,553	377,786

	U.S. Companies
2,000	Consolidated Edison Inc.	91,134	190,200
350	Sempra Energy	52,206	52,594
30,000	Twin Disc Inc.†	288,921	271,800
5,500	Unitil Corp.	221,662	322,960
15,300	WEC Energy Group Inc.	646,415	1,539,792
		2,862,654	4,192,282

	Energy and Utilities: Integrated — 24.8%
	Non U.S. Companies
140,000	A2A SpA	257,158	177,816
10,000	Chubu Electric Power Co. Inc.	149,071	100,678
			Market
Shares		Cost	Value
152,000	Datang International Power Generation Co. Ltd., Cl. H	$59,610	$25,182
2,000	E.ON SE	20,087	16,784
14,000	E.ON SE, ADR	162,822	117,320
20,615	EDP - Energias de Portugal SA	83,630	96,179
9,000	EDP - Energias de Portugal SA, ADR	241,083	419,260
15,000	Electric Power Development Co. Ltd.	286,435	248,084
35,000	Emera Inc.	1,395,278	1,639,605
8,500	Endesa SA	198,665	160,336
28,000	Enel Americas SA, ADR	88,325	127,400
157,000	Enel SpA	938,512	858,837
4,000	Eni SpA	66,742	47,485
6,000	Eni SpA, ADR	167,606	142,860
230,000	Hera SpA	479,975	665,239
15,000	Hokkaido Electric Power Co. Inc.	118,706	54,724
20,000	Hokuriku Electric Power Co.	173,720	78,420
14,000	Huaneng Power International Inc., ADR	389,439	268,800
216,600	Iberdrola SA	1,682,161	2,246,253
1,800	Innergex Renewable Energy Inc.	25,131	24,192
34,000	Korea Electric Power Corp., ADR†	385,225	298,520
23,000	Kyushu Electric Power Co. Inc.	253,125	147,818
12,000	Shikoku Electric Power Co. Inc.	132,963	69,959
15,000	The Chugoku Electric Power Co. Inc.	218,583	96,514
14,000	The Kansai Electric Power Co. Inc.	162,292	138,679
10,000	Tohoku Electric Power Co. Inc.	121,745	53,582
100	Uniper SE	1,124	1,485
2,000	Verbund AG	33,429	195,652

	U.S. Companies
1,500	ALLETE Inc.	55,390	88,170
900	Alliant Energy Corp.	47,059	52,749
18,500	Ameren Corp.	782,425	1,671,660
23,500	American Electric Power Co. Inc.	2,034,889	2,254,590
17,600	Avangrid Inc.	835,370	811,712
18,000	Avista Corp.	683,180	783,180
600	Black Hills Corp.	15,133	43,662
500	CMS Energy Corp.	31,314	33,750
10,000	Dominion Energy Inc.	424,636	798,100
1,000	DTE Energy Co.	104,795	126,750

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Integrated (Continued)
	U.S. Companies (Continued)
10,700	Duke Energy Corp.	$528,910	$1,147,147
500	Entergy Corp.	56,211	56,320
2,000	Eos Energy Enterprises Inc.†	21,190	2,420
17,000	Evergy Inc.	944,889	1,109,250
20,200	Eversource Energy	1,065,596	1,706,294
380,000	Gulf Coast Ultra Deep Royalty Trust	9,538	17,100
16,000	Hawaiian Electric Industries Inc.	419,560	654,400
10,000	MGE Energy Inc.	221,454	778,300
20,400	NextEra Energy Inc.	389,559	1,580,184
36,000	NiSource Inc.	282,621	1,061,640
11,000	NorthWestern Corp.	336,011	648,230
34,200	OGE Energy Corp.	422,943	1,318,752
14,000	Otter Tail Corp.	391,637	939,820
13,500	PG&E Corp.†	123,043	134,730
14,000	Pinnacle West Capital Corp.	674,487	1,023,680
38,000	PNM Resources Inc.	1,863,818	1,815,640
40,000	Portland General Electric Co.	1,650,225	1,933,200
9,500	PPL Corp.	281,694	257,735
15,000	Public Service Enterprise Group Inc.	547,138	949,200
121,500	The AES Corp.	1,651,554	2,552,715
19,000	The Southern Co.	597,707	1,354,890
18,500	Xcel Energy Inc.	341,939	1,309,060
		26,128,557	37,532,693

	Environmental Services — 0.3%
	Non U.S. Companies
2,500	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	37,424	19,975
15,476	Veolia Environnement SA†	279,046	377,719
		316,470	397,694

	Independent Power Producers and Energy Traders — 0.1%
	Non U.S. Companies
3,000	Atlantica Sustainable Infrastructure plc	76,901	96,780

	U.S. Companies
5,000	Vistra Corp.	124,035	114,250
		200,936	211,030

	Natural Gas Integrated — 3.4%
	Non U.S. Companies
80,000	Snam SpA	288,733	419,096
			Market
Shares		Cost	Value
900	TC Energy Corp.	$47,367	$46,629

	U.S. Companies
500	DT Midstream Inc.	18,197	24,510
30,000	Kinder Morgan Inc.	429,919	502,800
60,000	National Fuel Gas Co.	2,776,231	3,963,000
4,000	ONEOK Inc.	257	222,000
		3,560,704	5,178,035

	Natural Gas Utilities — 3.4%
	Non U.S. Companies
1,500	Enagas SA	37,053	33,120
1,000	Engie SA	15,461	11,492
9,800	Engie SA, ADR	245,743	112,896
16,000	Italgas SpA	72,388	93,142
101,000	National Grid plc	1,201,440	1,293,406
15,700	National Grid plc, ADR	982,056	1,015,633

	U.S. Companies
6,000	Atmos Energy Corp.	148,311	672,600
1,500	Chesapeake Utilities Corp.	44,116	194,325
1,000	ONE Gas Inc.	30,631	81,190
15,000	South Jersey Industries Inc.	493,535	512,100
11,000	Southwest Gas Holdings Inc.	449,070	957,880
2,000	Spire Inc.	70,415	148,740
		3,790,219	5,126,524

	Natural Resources — 0.5%
	Non U.S. Companies
12,000	Cameco Corp.	119,302	252,240
50	Linde plc	15,641	14,377

	U.S. Companies
6,000	APA Corp.	122,784	209,400
2,000	Diamondback Energy Inc.	77,806	242,300
		335,533	718,317

	Oil — 0.8%
	Non U.S. Companies
15,000	BP plc, ADR	477,802	425,250
3,000	PetroChina Co. Ltd., ADR	123,789	139,920
10,000	Petroleo Brasileiro SA, ADR	83,744	116,800
8,000	Shell plc, ADR	332,634	418,320

	U.S. Companies
1,000	ConocoPhillips	28,509	89,810
		1,046,478	1,190,100

	Services — 2.7%
	Non U.S. Companies
1,000	ABB Ltd.	23,097	26,669
35,000	ABB Ltd., ADR	701,409	935,550
23,000	Enbridge Inc.	485,412	971,980
5,000	First Sensor AG	158,174	280,851

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Services (Continued)
	U.S. Companies
29,500	AZZ Inc.	$1,095,352	$1,204,190
5,000	Dril-Quip Inc.†	132,069	129,000
20,000	Halliburton Co.	344,278	627,200
		2,939,791	4,175,440

	Water — 1.8%
	Non U.S. Companies
5,000	Consolidated Water Co. Ltd.	60,554	72,500
40,000	Fluence Corp. Ltd.†	9,946	5,384
2,000	Fluidra SA	24,136	40,535
34,000	Severn Trent plc	893,655	1,125,345
35,000	United Utilities Group plc	346,011	434,576

	U.S. Companies
500	Artesian Resources Corp., Cl. A	18,961	24,585
5,100	California Water Service Group	72,084	283,305
6,500	Essential Utilities Inc.	77,877	298,025
1,000	Middlesex Water Co.	17,172	87,680
7,000	SJW Group	164,995	436,870
		1,685,391	2,808,805

	TOTAL ENERGY AND UTILITIES	48,782,421	69,063,754
	.
	OTHER — 24.1%
	Aerospace — 0.4%
	Non U.S. Companies
50,000	Rolls-Royce Holdings plc†	87,288	50,487

	U.S. Companies
12,000	AAR Corp.†	338,309	502,080
		425,597	552,567

	Automotive — 0.5%
	Non U.S. Companies
350	Ferrari NV	13,358	64,218
60,000	Iveco Group NV†	369,606	317,026
30,000	Traton SE	641,291	438,881

	U.S. Companies
500	General Motors Co.†	26,765	15,880
		1,051,020	836,005

	Building and Construction — 1.0%
	Non U.S. Companies
500	Acciona SA	25,414	91,957
1,700	Sika AG	256,442	391,767
27,000	Vantage Towers AG	781,267	752,638
			Market
Shares		Cost	Value
	U.S. Companies
5,000	Arcosa Inc.	$151,414	$232,150
		1,214,537	1,468,512

	Business Services — 0.6%
	Non U.S. Companies
46,000	JCDecaux SA†	1,244,531	772,737
160,000	Sistema PJSC FC, GDR(a)	633,159	80,000

	U.S. Companies
6,000	Diebold Nixdorf Inc.†	43,589	13,620
7,500	Macquarie Infrastructure Holdings LLC	177,208	29,325
		2,098,487	895,682

	Computer Hardware — 0.0%
	U.S. Companies
300	Dell Technologies Inc., Cl. C	14,316	13,863

	Computer Software and Services — 0.5%
	Non U.S. Companies
550	Check Point Software Technologies Ltd.†	63,441	66,979
3,000	Prosus NV	279,192	196,428

	U.S. Companies
2,000	Global Payments Inc.	296,540	221,280
2,800	Kyndryl Holdings Inc.†	53,772	27,384
2,400	Mandiant Inc.†	40,320	52,368
3,800	N-able Inc.†	46,603	34,200
500	Oracle Corp.	43,640	34,935
3,500	SolarWinds Corp.	64,130	35,875
682	VMware Inc., Cl. A	84,327	77,734
		971,965	747,183

	Consumer Products — 3.1%
	Non U.S. Companies
16,000	Essity AB, Cl. B.	478,025	417,762
1,500	Salvatore Ferragamo SpA	24,778	23,107
425,000	Swedish Match AB	1,841,131	4,329,040
		2,343,934	4,769,909

	Consumer Services — 0.5%
	U.S. Companies
200	Amazon.com Inc.†	29,650	21,242
24,200	Matthews International Corp., Cl. A	541,116	693,814
		570,766	715,056

	Diversified Industrial — 1.0%
	Non U.S. Companies
46,000	Ardagh Group SA	781,996	701,500
2,500	SDCL EDGE Acquisition Corp.†	25,000	24,400

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Diversified Industrial (Continued)
	U.S. Companies
500	Corning Inc.	$18,370	$15,755
21,000	Trinity Industries Inc.	433,388	508,620
10,000	Welbilt Inc.†	236,599	238,100
		1,495,353	1,488,375

	Electronics — 1.7%
	Non U.S. Companies
9,000	Kyocera Corp.	528,634	481,309
1,000	Signify NV	34,849	33,147
23,500	Sony Group Corp., ADR	1,023,787	1,921,595

	U.S. Companies
800	Axcelis Technologies Inc.†	59,404	43,872
1,500	Kimball Electronics Inc.†	31,377	30,150
500	Proto Labs Inc.†	34,310	23,920
50	Texas Instruments Inc.	8,808	7,682
100	Universal Display Corp.	17,201	10,114
		1,738,370	2,551,789

	Entertainment — 1.3%
	Non U.S. Companies
107,000	Grupo Televisa SAB, ADR	1,151,901	875,260
30,000	Manchester United plc, Cl. A	508,609	333,600
1,500	Naspers Ltd., Cl. N	272,365	218,307

	U.S. Companies
16,000	Fox Corp., Cl. B	521,550	475,200
1,935	Warner Bros Discovery Inc.†	57,541	25,968
		2,511,966	1,928,335

	Financial Services — 3.7%
	Non U.S. Companies
4,500	Brookfield Asset Management Inc., Cl. A	30,437	200,115
55,000	Commerzbank AG†	292,033	385,363
50,000	Credit Suisse Group AG	619,200	283,874
20,000	Credit Suisse Group AG, ADR	215,875	113,400
60,000	GAM Holding AG†	229,369	49,652
15,000	Janus Henderson Group plc	327,472	352,650
9,000	Kinnevik AB, Cl. A†	238,213	148,684
135,000	Orascom Financial Holding SAE†	17,937	1,249
100,000	Resona Holdings Inc.	498,028	374,484
30,000	UBS Group AG	352,414	486,600
24,000	UBS Group AG	284,454	386,906

	U.S. Companies
7,000	AllianceBernstein Holding LP	163,253	291,060
			Market
Shares		Cost	Value
20,000	Bank of America Corp.	$513,699	$622,600
15,000	The Bank of New York Mellon Corp.	599,004	625,650
1,000	The Goldman Sachs Group Inc.	165,142	297,020
21,000	UGI Corp.	880,131	810,810
3,500	Wells Fargo & Co.	101,387	137,095
		5,528,048	5,567,212

	Food and Beverage — 5.3%
	Non U.S. Companies
100	Chocoladefabriken Lindt & Spruengli AG	506,195	1,017,127
3,000	Chr. Hansen Holding A/S	114,930	218,357
40,000	Davide Campari-Milano NV	194,979	420,647
7,500	Diageo plc, ADR	844,336	1,305,900
6,500	Fomento Economico Mexicano SAB de CV, ADR	516,802	438,685
6,500	Heineken NV	461,123	592,616
1,000	Kerry Group plc, Cl. A	117,867	96,464
4,000	Kikkoman Corp.	208,438	212,264
55,000	Maple Leaf Foods Inc.	1,144,121	1,081,456
10,000	Nestlé SA	718,339	1,167,339
2,000	Pernod Ricard SA	223,358	367,411
1,500	Remy Cointreau SA	175,817	262,040
1,000	Yakult Honsha Co. Ltd.	51,696	57,709

	U.S. Companies
10,000	McCormick & Co. Inc., Non-Voting	352,793	832,500
		5,630,794	8,070,515

	Health Care — 0.5%
	U.S. Companies
16,000	Pfizer Inc.	592,625	838,880

	Hotels and Gaming — 0.8%
	Non U.S. Companies
150,000	Genting Singapore Ltd.	143,064	77,737
400,000	Mandarin Oriental International Ltd.†	662,945	756,000
350,000	The Hongkong & Shanghai Hotels Ltd.†	411,756	322,042
		1,217,765	1,155,779

	Machinery — 1.5%
	Non U.S. Companies
185,000	CNH Industrial NV	1,394,974	2,144,150

	U.S. Companies
2,000	Xylem Inc.	99,129	156,360
		1,494,103	2,300,510

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Metals and Mining — 0.1%
	U.S. Companies
5,000	Freeport-McMoRan Inc.	$152,758	$146,300

	Retail — 0.0%
	Non U.S. Companies
95	JD.com Inc., Cl. A	3,466	3,061

	Specialty Chemicals — 1.4%
	Non U.S. Companies
4,500	Axalta Coating Systems Ltd.†	110,050	99,495
550	Givaudan SA	1,389,977	1,934,060
	U.S. Companies
300	Air Products and Chemicals Inc.	71,064	72,144
		1,571,091	2,105,699

	Transportation — 0.2%
	U.S. Companies
4,000	GATX Corp.	152,286	376,640

	TOTAL OTHER	30,779,247	36,531,872

	COMMUNICATIONS — 16.5%
	Cable and Satellite — 5.3%
	Non U.S. Companies
11,500	Cogeco Inc.	292,034	609,754
100,000	ITV plc	179,847	79,441
27,100	Liberty Global plc, Cl. A†	563,112	570,455
44,000	Liberty Global plc, Cl. C†	801,618	971,960
35,000	Liberty Latin America Ltd., Cl. A†	446,190	273,000
3,632	Liberty Latin America Ltd., Cl. C†	25,925	28,293
45,000	Rogers Communications Inc., Cl. B	1,898,796	2,155,500
10,000	Shaw Communications Inc., Cl. B	294,355	294,671

	U.S. Companies
200	Charter Communications Inc., Cl. A†	42,288	93,706
16,000	Comcast Corp., Cl. A	450,552	627,840
40,000	DISH Network Corp., Cl. A†	880,672	717,200
6,000	EchoStar Corp., Cl. A†	122,586	115,800
168	Liberty Broadband Corp., Cl. B†	8,321	16,775
85,000	WideOpenWest Inc.†	638,059	1,547,850
		6,644,355	8,102,245
			Market
Shares		Cost	Value
	Telecommunications — 9.6%
	Non U.S. Companies
37,000	BCE Inc.	$1,429,769	$1,819,660
140,000	BT Group plc, Cl. A	455,903	317,496
44,000	Deutsche Telekom AG	786,512	873,596
56,000	Deutsche Telekom AG, ADR	915,070	1,115,520
12,500	Itissalat Al-Maghrib	200,463	147,368
465,000	Koninklijke KPN NV	1,371,180	1,657,296
94,000	Orange Belgium SA†	2,451,523	1,765,251
5,000	Orange SA, ADR	59,301	58,850
27,000	Orascom Investment Holding, GDR†	20,022
60,000	Pharol SGPS SA†	9,134	5,018
10,000	Proximus SA	215,601	147,394
1,200	Swisscom AG	384,765	662,945
2,000	Swisscom AG, ADR	88,550	110,180
40,000	Telecom Italia SpA†	31,273	10,467
13,500	Telefonica Brasil SA, ADR	199,291	122,310
205,000	Telefonica Deutschland Holding AG	647,253	588,633
80,000	Telefonica SA, ADR	364,340	410,400
70,000	Telekom Austria AG	606,149	465,814
25,000	Telenet Group Holding NV	1,032,329	518,997
40,000	Telesat Corp.†	1,186,303	446,800
5,000	TELUS Corp.	77,636	111,366
300,000	VEON Ltd., ADR†	710,574	138,000

	U.S. Companies
8,000	AT&T Inc.	186,664	167,680
1,000	Cisco Systems Inc.	41,420	42,640
60,000	Lumen Technologies Inc.	842,169	654,600
100	Motorola Solutions Inc.	23,512	20,960
12,000	Shenandoah Telecommunications Co.	479,550	266,400
15,000	Telephone and Data Systems Inc.	302,656	236,850
1,000	T-Mobile US Inc.†	22,694	134,540
29,000	Verizon Communications Inc.	1,219,315	1,471,750
		16,360,921	14,489,456

	Wireless Communications — 1.6%
	Non U.S. Companies
3,000	America Movil SAB de CVCl. L, ADR	43,419	61,290
5,000	Infrastrutture Wireless Italiane SpA	53,486	50,742
45,000	Millicom International Cellular SA, SDR†	1,198,755	642,244
6,000	Mobile TeleSystems PJSC, ADR(a)	64,059	3,660
5,000	SK Telecom Co. Ltd., ADR	174,503	111,600

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications (Continued)
	Non U.S. Companies (Continued)
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	$136,221	$50,000
73,000	Vodafone Group plc, ADR	1,424,610	1,137,340

	U.S. Companies
5,000	Anterix Inc.†	206,846	205,350
8,000	United States Cellular Corp.†	276,572	231,680
800	Vimeo Inc.†	20,004	4,816
		3,598,475	2,498,722

	TOTAL COMMUNICATIONS	26,603,751	25,090,423

	INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.1%
	Independent Power Producers and Energy Traders — 0.1%
	U.S. Companies
3,000	NRG Energy Inc.	66,530	114,510

	ENVIRONMENTAL SERVICES — 0.0%
	Water — 0.0%
	U.S. Companies
1,500	Evoqua Water Technologies Corp.†	17,487	48,765

	DIVERSIFIED INDUSTRIAL — 0.0%
	Electronics — 0.0%
	U.S. Companies
100	Roper Technologies Inc.	25,045	39,465

	TOTAL COMMON STOCKS	106,274,481	130,888,789

	CLOSED-END FUNDS — 0.0%
10,000	Altaba Inc., Escrow†	6,200	50,500

	RIGHTS — 0.0%
	OTHER — 0.0%
	Health Care — 0.0%
	Non U.S. Companies
17,029	Ipsen SA/Clementia, CVR†(a)	22,989	0
			Market
Shares		Cost	Value
	WARRANTS — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Natural Resources — 0.1%
	U.S. Companies
1,500	Occidental Petroleum Corp., expire 08/03/27†	$7,425	$55,455

	Services — 0.0%
	Non U.S. Companies
2,850	Weatherford International plc, expire 12/13/23†	0	1,026

	TOTAL ENERGY AND UTILITIES	7,425	56,481

	TOTAL WARRANTS	7,425	56,481

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 13.6%
$20,660,000	U.S. Treasury Bills, 0.787% to 1.725%††, 07/14/22 to 12/08/22	20,623,197	20,612,613

TOTAL INVESTMENTS — 100.0%		$126,934,292	151,608,383

Other Assets and Liabilities (Net)			9,917,115

PREFERRED SHARES
(1,232,612 preferred shares outstanding)			(61,630,600)

NET ASSETS — COMMON SHARES
(5,968,911 common shares outstanding)			$99,894,898

NET ASSET VALUE PER COMMON SHARE
($99,894,898 ÷ 5,968,911 shares outstanding)			$16.74

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right

GDR	Global Depositary Receipt

SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

	% of Total	Market
Geographic Diversification	Investments	Value
North America	61.9%	$93,822,677
Europe	32.0	48,515,485
Japan	2.7	4,035,820
Asia/Pacific	2.0	3,001,502
Latin America	1.2	1,865,300
South Africa	0.1	218,307
Africa/Middle East	0.1	149,292
Total Investments	100.0%	$151,608,383

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $126,934,292)	$151,608,383
Cash	7,595
Foreign currency, at value (cost $250,012)	246,457
Receivable for Fund shares sold	9,463,248
Receivable for investments sold	261,211
Dividends and interest receivable	498,069
Deferred offering expense	83,158
Prepaid expenses	895
Total Assets	162,169,016
Liabilities:
Distributions payable	34,201
Payable for investments purchased	121,280
Payable for offering costs	233,227
Payable for payroll expenses	66,355
Payable for investment advisory fees	63,988
Payable for accounting fees	7,500
Payable for legal and audit fees	38,791
Other accrued expenses	78,176
Total Liabilities	643,518
Preferred Shares:
Series A Cumulative Preferred Shares (3.800%, $50 liquidation value, $0.001 par value, 1,200,000 shares authorized with 27,599 shares issued and outstanding)	1,379,950
Series B Cumulative Preferred Shares (4.000%, $50 liquidation value, $0.001 par value,1,370,433 shares authorized with 1,205,013 shares issued and outstanding)	60,250,650
Total Preferred Shares	61,630,600
Net Assets Attributable to Common Shareholders	$99,894,898

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$78,987,966
Total distributable earnings	20,906,932
Net Assets	$99,894,898

Net Asset Value per Common Share:
($99,894,898 ÷ 5,968,911 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$16.74

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited

Investment Income:
Dividends (net of foreign withholding taxes of $172,396)	$2,201,917
Interest	38,452
Total Investment Income	2,240,369
Expenses:
Investment advisory fees	409,058
Payroll expenses	77,863
Legal and audit fees	45,328
Shareholder communications expenses	42,726
Trustees’ fees	36,023
Custodian fees	27,748
Accounting fees	22,500
Shareholder services fees	21,598
Interest expense	417
Miscellaneous expenses	26,494
Total Expenses	709,755
Less:
Expenses paid indirectly by broker (See Note 5)	(1,767)
Net Expenses	707,988
Net Investment Income	1,532,381
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	109,340
Net realized gain on foreign currency transactions	995

Net realized gain on investments and foreign currency transactions	110,335
Net change in unrealized appreciation/depreciation: on investments	(19,391,643)
on foreign currency translations	(17,375)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(19,409,018)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(19,298,683)
Net Decrease in Net Assets Resulting from Operations	(17,766,302)
Total Distributions to Preferred Shareholders	(1,233,377)
Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(18,999,679)

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net investment income	$1,532,381	$2,679,413
Net realized gain on investments and foreign currency transactions	110,335	4,564,968
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(19,409,018)	10,025,639
Net Increase/ (Decrease) in Net Assets Resulting from Operations	(17,766,302)	17,270,020

Distributions to Preferred Share holders from Accumulated Earnings	(1,233,377)*	(2,576,853)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(18,999,679)	14,693,167

Distributions to Common Shareholders:
Accumulated Earnings	(419,410)*	(2,529,666)
Return of capital	(2,806,819)*	(3,919,647)

Total Distributions to Common Shareholders	(3,226,229)	(6,449,313)

Fund Share Transactions:
Increase in net assets from common shares issued in offering	9,463,248	—
Net increase in net assets from common shares issued upon reinvestment of distributions	31,743	47,444
Net increase in net assets from repurchase of preferred shares	11,594	5,898
Offering costs for common shares charged to paid-in capital	(315,000)	—
Net Increase in Net Assets from Fund Share Transactions	9,191,585	53,342

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(13,034,323)	8,297,196

Net Assets Attributable to Common Shareholders:
Beginning of year	112,929,221	104,632,025
End of period	$99,894,898	$112,929,221

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months
	Ended June
	30, 2022	Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Operating Performance:
Net asset value, beginning of year	$21.01	$19.47	$20.43	$18.75	$22.43	$19.83
Net investment income	0.29	0.50	0.40	0.57	0.58	0.62
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(3.63)	2.72	0.32	3.13	(2.15)	3.65
Total from investment operations	(3.34)	3.22	0.72	3.70	(1.57)	4.27
Distributions to Preferred Shareholders: (a)
Net investment income	(0.23)*	(0.26)	(0.42)	(0.29)	(0.12)	(0.18)
Net realized gain	—	(0.22)	—	(0.54)	(0.16)	(0.29)
Return of capital	—	—	(0.06)	—	—	—
Total distributions to preferred shareholders	(0.23)	(0.48)	(0.48)	(0.83)	(0.28)	(0.47)
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(3.57)	2.74	0.24	2.87	(1.85)	3.80
Distributions to Common Shareholders:
Net investment income	(0.07)*	(0.25)	—	(0.27)	(0.49)	(0.44)
Net realized gain	(0.01)*	(0.22)	—	(0.52)	(0.64)	(0.76)
Return of capital	(0.52)*	(0.73)	(1.20)	(0.41)	(0.07)	—

Total distributions to common shareholders	(0.60)	(1.20)	(1.20)	(1.20)	(1.20)	(1.20)
Fund Share Transactions:
Decrease in net asset value from common share transactions	(0.04)	—	—	—	(0.55)	—
Increase in net asset value from common shares issued upon reinvestment of distributions	0.00 (b)	0.00 (b)	0.00 (b)	—	—	—
Increase in net asset value from repurchase of preferred shares	0.00 (b)	0.00 (b)	—	0.01	0.00 (b)	—
Offering expenses charged to paid-in capital	—	—	—	0.00 (b)	(0.08)	—
Offering costs and adjustment to offering costs for common shares charged to paid-in capital	(0.06)	—	—	—	—	—

Total Fund share transactions	(0.10)	0.00 (b)	—	0.01	(0.63)	—
Net Asset Value Attributable to Common Shareholders, End of Period	$16.74	$21.01	$19.47	$20.43	$18.75	$22.43
NAV total return †	(17.01)%	14.30%	2.33%	15.83%	(8.86)%	19.59%
Market value, end of period	$16.12	$21.05	$18.42	$18.88	$16.10	$21.30
Investment total return ††	(19.68)%	21.23%	4.86%	25.09%	(16.74)%	34.83%

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months
	Ended June
	30, 2022		Year Ended December 31,
	(Unaudited)		2021		2020		2019		2018		2017
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$161,525		$174,859		$169,245		$174,294		$165,875		$143,533
Net assets attributable to common shares, end of period (in 000’s)	$99,895		$112,929		$104,632		$109,681		$100,655		$92,229
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	3.00	%(c)	2.40%		2.29%		2.90%		2.73%		2.88%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)	1.38	%(c)(f)	1.39	%(f)	1.39	%(f)	1.33	%(f)	1.33	%(f)	1.34%
Portfolio turnover rate	2%		10%		27%		71%		13%		9%
Cumulative Preferred Shares:
Series A Preferred
Liquidation value, end of period (in 000’s)	$1,380		$1,626		$1,711		$1,711		$2,319		$51,304
Total shares outstanding (in 000’s)	28		33		34		34		46		1,026
Liquidation preference per share	$50.00		$50.00		$50.00		$50.00		$50.00		$50.00
Average market value (g)	$47.76		$46.44		$45.94		$46.84		$49.10		$50.90
Asset coverage per share (h)	$131.04		$141.18		$130.97		$134.88		$127.17		$139.88
Series B Preferred
Liquidation value, end of period (in 000’s)	$60,251		$60,303		$62,901		$62,901		$62,901		—
Total shares outstanding (in 000’s)	1,205		1,206		1,258		1,258		1,258		—
Liquidation preference per share	$50.00		$50.00		$50.00		$50.00		$50.00		—
Average market value (g)	$50.74		$51.67		$51.66		$52.15		$51.32		—
Asset coverage per share (h)	$131.04		$141.18		$130.97		$134.88		$127.17		—
Asset Coverage (i)	262%		282%		262%		270%		254%		280%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

††	Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestments of distributions at prices obtained under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.

(b)	Amount represents less than $0.005 per share.

(c)	Annualized.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2022, if credits had not been received, the expense ratios would have been 1.39%. For the years ended December 31, 2021, 2020, 2019, 2018, and 2017, there was no impact on the expense ratios.

(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2022, and the years December 31, 2021, 2020, 2019, 2018, and 2017, would have been 0.87%, 0.88%, 0.82%, 0.83%, 1.00%, and 0.85%, respectively.

(f)	The Fund incurred interest expense in all periods presented. During the years December 31, 2019 and 2018, if interest expense had not been incurred, the expense ratios would have been 1.32% and 1.31% attributable to common shares and 0.82% and 0.99% including the liquidation value of preferred shares, respectively. For the six months ended June 30, 2022 and years ended December 31, 2021, 2020, and 2017, there was no impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights (Continued)

(g)	Based on weekly prices.

(h)	Asset coverage per share is calculated by combining all series of preferred shares.

(i)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Utility & Income Trust (the Fund) was organized on March 8, 2004 as a Delaware statutory trust. The Fund is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on May 28, 2004.

The Fund’s investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to pay periodic dividends.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A  financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communications
Cable and Satellite	$8,085,470	$16,775	—	$8,102,245
Wireless Communications	2,495,062	—	$3,660	2,498,722
Other Industries (b)	14,489,456	—	—	14,489,456
Other
Business Services	815,682	—	80,000	895,682
Diversified Industrial	786,875	701,500	—	1,488,375
Other Industries (b)	34,147,815	—	—	34,147,815
Diversified Industrial (b)	39,465	—	—	39,465
Energy and Utilities (b)	69,063,754	—	—	69,063,754
Environmental Services (b)	48,765	—	—	48,765
Independent Power Producers and Energy Traders (b)	114,510	—	—	114,510
Total Common Stocks	130,086,854	718,275	83,660	130,888,789
Closed-End Funds	—	50,500	—	50,500
Rights (b)	—	—	0	0
Warrants (b)	56,481	—	—	56,481
U.S. Government Obligations	—	20,612,613	—	20,612,613
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$130,143,335	$21,381,388	$83,660	$151,608,383

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2022, the Fund did not have material transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2022, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s derivative contracts held at June 30, 2022, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. For the six months ended June 30, 2022, the Fund held no investments in equity contract for difference swap agreements.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2022 the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

investment securities and foreign currency transactions held by the Fund, and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 3.800% Series A Cumulative Preferred Shares (Series A Preferred) and 4.000% Series B Cumulative Preferred Shares (Series B Preferred) are recorded on a daily basis and are determined as described in Note 6.

The tax character of distributions paid during the year ended December 31, 2021 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$1,370,095	$1,395,652
Net long term capital gains	1,159,571	1,181,201
Return of capital	3,919,647	–
Total distributions paid	$6,449,313	$2,576,853

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$127,857,929	$35,675,800	$(11,925,346)	$23,750,454

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2022, the Adviser has reviewed all open tax years and concluded that there was no

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, currently equal on an annual basis to 0.50% of the value of the Fund’s average weekly total assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $4,029,367 and $3,484,021, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2022, the Fund paid $617 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,767.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2022, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2022, the Fund accrued $77,863 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6.  Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2022 and the year ended December 31, 2021, the Fund did not repurchase and retire any common shares in the open market.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

For the six months ended June 30, 2022 and the year ended December 31, 2021, transactions in common stock were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount

Increase in net assets from common shares issued in offering	591,453	$9,463,248	—	—
Net increase in net assets from common shares issued upon reinvestment of distributions	1,628	31,743	2,252	$47,444
Net increase	593,081	$9,494,991	2,252	$47,444

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A and Series B Preferred are cumulative and the liquidation value is $50 per share. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A and Series B Preferred Shares at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

On May 12, 2022, the Fund distributed one transferable right for the 5,377,458 common shares outstanding on that date. Four rights were required to purchase one additional common share at the subscription price of $16 per share. On June 30, 2022, the Fund issued 591,453 common shares receiving net proceeds of $9,148,248 after the deduction of estimated offering expenses of $315,000. The NAV of the Fund decreased by $0.14 per share on the day the additional shares were issued due to the shares being issued below NAV.

As of June 30, 2022 the Fund had an effective shelf registration authorizing the issuance of $155 million in common or preferred shares.

The Series A Preferred has an annual dividend rate of 3.80%. The Fund may redeem at any time all or any part of the Series A Preferred at the liquidation value plus accumulated and unpaid dividends. During the six months ended June 30, 2022, the Fund repurchased and retired 4,930 of the Series A Preferred Shares in the open market at an investment of $234,457 and an average discount of approximately 4.91% from its liquidation preference.

The Series B Preferred paid distributions quarterly at an annualized dividend rate of 7.00% of the $50 per share liquidation preference for the quarterly dividend periods ending on or prior to December 26, 2019 (Year 1). During the last dividend period of Year 1, the Board determined that the dividend rate for the next eight quarterly

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

dividend periods (Year 2 and Year 3) will be 4.00%. On November 12, 2021, the Board continued the 4.00% dividend rate for Series B Preferred for the remaining quarterly dividend periods. The reset dividend rate will be determined by the Board or a committee thereof in its sole discretion, and such rate will be at least 200 basis points over the yield of the ten year U.S. Treasury Note at the date of determination, but in no case will such rate be less than an annualized rate of 4.00% nor greater than an annualized rate of 7.00%. The Series B may be put back to the Fund during the 30 day period prior to each of December 26, 2021 and December 26, 2023 at the liquidation preference of $50 per share, plus any accumulated and unpaid dividends, and redeemed by the Fund, at its option, at the liquidation preference of $50 per share, plus any accumulated and unpaid dividends, at any time commencing on December 26, 2023.

On December 28, 2021, the Fund redeemed and retired 51,968 shares of Series B Preferred at their liquidation value of $50 per share. The Fund redeemed all or any part of the Preferred Shares, properly submitted for redemption during the 30 day period prior to December 26, 2021, at the liquidation value plus any accumulated and unpaid dividends.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2022	Net Proceeds	2022 Dividend Rate Range	Dividend Rate at 6/30/2022	Accrued Dividends at 6/30/2022
A 3.800%	April 11, 2013	1,200,000	27,599	$70,286,465	Fixed Rate	3.800%	$728
B 4.000%	December 19, 2018	1,370,433	1,205,013	81,988,557	Fixed Rate	4.000%	$33,473

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

7.  Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

8.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 3, 2022, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 9, 2022 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 9, 2022. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Vincent D. Enright and Michael J. Melarkey as Trustees of the Fund, with a total 5,111,451 votes and 5,104,698 votes cast in favor of these Trustees, and a total of 230,009 votes and 236,762 votes withheld for these Trustees, respectively.

Calgary Avansino, James P. Conn, Leslie F. Foley, Kuni Nakamura, Salvatore M. Salibello, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Global Utility & Income Trust

Additional Fund Information (Unaudited)

Delaware Statutory Trust Act – Control Share Acquisitions

The Fund is organized as a Delaware statutory trust and thus is subject to the control share acquisition statute contained in Subchapter III of the Delaware Statutory Trust Act (the DSTA Control Share Statute). The DSTA Control Share Statute applies to any closed-end investment company organized as a Delaware statutory trust and listed on a national securities exchange, such as the Fund. The DSTA Control Share Statute became automatically applicable to the Fund on August 1, 2022.

The DSTA Control Share Statute defines “control beneficial interests” (referred to as “control shares” herein) by reference to a series of voting power thresholds and provides that a holder of control shares acquired in a control share acquisition has no voting rights under the Delaware Statutory Trust Act (DSTA) or the Fund’s Governing Documents (as used herein, “Governing Documents” means the Fund’s Agreement and Declaration of Trust and By-Laws, together with any amendments or supplements thereto, including any Statement of Preferences establishing a series of preferred shares) with respect to the control shares acquired in the control share acquisition, except to the extent approved by the Fund’s shareholders by the affirmative vote of two–thirds of all the votes entitled to be cast on the matter, excluding all interested shares (generally, shares held by the acquiring person and their associates and shares held by Fund insiders).

The DSTA Control Share Statute provides for a series of voting power thresholds above which shares are considered control shares. Whether one of these thresholds of voting power is met is determined by aggregating the holdings of the acquiring person as well as those of his, her or its “associates.” These thresholds are:

●	10% or more, but less than 15% of all voting power;

●	15% or more, but less than 20% of all voting power;

●	20% or more, but less than 25% of all voting power;

●	25% or more, but less than 30% of all voting power;

●	30% or more, but less than a majority of all voting power; or

●	a majority or more of all voting power.

Under the DSTA Control Share Statute, once a threshold is reached, an acquirer has no voting rights with respect to shares in excess of that threshold (i.e., the “control shares”) until approved by a vote of shareholders, as described above, or otherwise exempted by the Fund’s Board of Trustees. The DSTA Control Share Statute contains a statutory process for an acquiring person to request a shareholder meeting for the purpose of considering the voting rights to be accorded control shares. An acquiring person must repeat this process at each threshold level.

Under the DSTA Control Share Statute, an acquiring person’s “associates” are broadly defined to include, among others, relatives of the acquiring person, anyone in a control relationship with the acquiring person, any investment fund or other collective investment vehicle that has the same investment adviser as the acquiring person, any investment adviser of an acquiring person that is an investment fund or other collective investment vehicle and any other person acting or intending to act jointly or in concert with the acquiring person.

Voting power under the DSTA Control Share Statute is the power (whether such power is direct or indirect or through any contract, arrangement, understanding, relationship or otherwise) to directly or indirectly exercise or direct the exercise of the voting power of shares of the Fund in the election of the Fund’s Trustees (either

The Gabelli Global Utility & Income Trust

Additional Fund Information (Continued) (Unaudited)

generally or with respect to any subset, series or class of trustees, including any Trustees elected solely by a particular series or class of shares, such as the preferred shares). Thus, Fund preferred shares, including the Series A and Series B Preferred Shares, acquired in excess of the above thresholds would be considered control shares with respect to the preferred share class vote for two Trustees.

Any control shares of the Fund acquired before August 1, 2022 are not subject to the DSTA Control Share Statute; however, any further acquisitions on or after August 1, 2022 are considered control shares subject to the DSTA Control Share Statute.

The DSTA Control Share Statute requires shareholders to disclose to the Fund any control share acquisition within 10 days of such acquisition, and also permits the Fund to require a shareholder or an associate of such person to disclose the number of shares owned or with respect to which such person or an associate thereof can directly or indirectly exercise voting power. Further, the DSTA Control Share Statute requires a shareholder or an associate of such person to provide to the Fund within 10 days of receiving a request therefor from the Fund any information that the Fund’s Trustees reasonably believe is necessary or desirable to determine whether a control share acquisition has occurred.

The DSTA Control Share Statute permits the Fund’s Board of Trustees, through a provision in the Fund’s Governing Documents or by Board action alone, to eliminate the application of the DSTA Control Share Statute to the acquisition of control shares in the Fund specifically, generally, or generally by types, as to specifically identified or unidentified existing or future beneficial owners or their affiliates or associates or as to any series or classes of shares. The DSTA Control Share Statute does not provide that the Fund can generally “opt out” of the application of the DSTA Control Share Statute; rather, specific acquisitions or classes of acquisitions may be exempted by the Fund’s Board of Trustees, either in advance or retroactively, but other aspects of the DSTA Control Share Statute, which are summarized above, would continue to apply. The DSTA Control Share Statute further provides that the Board of Trustees is under no obligation to grant any such exemptions.

The foregoing is only a summary of the material terms of the DSTA Control Share Statute. Shareholders should consult their own counsel with respect to the application of the DSTA Control Share Statute to any particular circumstance.

AUTOMATIC DIVIDEND REINVESTMENT
AND VOLUNTARY CASH PURCHASE PLANS

Under the Fund’s Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan (the “Plan”), a shareholder whose shares of common s tock are registered in his or her own name will have all distributions reinvested automatically by Computershare Trust Company, N.A. ("Computershare"), which is an agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own shares of common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by Computershare as dividend-disbursing agent.

Enrollment in the Plan

It is the policy of The Gabelli Global Utility & Income Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their common shares certificates to Computershare Trust Company, N.A. ("Computershare") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash may submit this request through the Internet, by telephone or in writing to:

The Gabelli Global Utility & Income Trust
c/o Computershare
P.O. Box 505000
Louisville, KY 40233-5000
Telephone: (800) 336-6983
Website: www.computershare.com/investor

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the Fund’s records. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at the website or telephone number above.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy shares of common shares in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

AUTOMATIC DIVIDEND REINVESTMENT
AND VOLUNTARY CASH PURCHASE PLANS

(Continued)

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a per share fee (currently $0.02 per share). Per share fees include any applicable brokerage commissions Computershare is required to pay and fees for such purchases are expected to be less than the usual fees for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 6006, Carol Stream, IL 60197-6006 such that Computershare receives such payments approximately two business days before the 1st and 15th of the month. Funds not received at least two business days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least two business days before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare may do so through the Internet, in writing or by telephone to the above-mentioned website, address or telephone number. Include in your request your name, address, and account number. Computershare will sell such shares through a broker-dealer selected by Computershare within 5 business days of receipt of the request. The sale price will equal the weighted average price of all shares sold through the Plan on the day of the sale, less applicable fees. Participants should note that Computershare is unable to accept instructions to sell on a specific date or at a specific price. The cost to liquidate shares is $2.50 per transaction as well as the per share fee (currently $0.10 per share) Per share fees include any applicable brokerage commissions Computershare is required to pay and are expected to be less than the usual fees for such transactions.

More information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan is available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 30 days written notice to participants in the Plan.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
One Corporate Center
Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Timothy M. Winter, CFA, joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and also serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics from Rollins College and MBA degree in Finance from Notre Dame.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2022 through 01/31/2022	Common – N/A Preferred Series A – 532 Preferred Series B – N/A	Common – N/A Preferred Series A – $48.30 Preferred Series B – N/A	Common – N/A Preferred Series A – 532 Preferred Series B – N/A	Common – 5,376,630 Preferred Series A – 32,529 - 532 = 31,997 Preferred Series B – 1,205,013
Month #2 02/01/2022 through 02/28/2022	Common – N/A Preferred Series A – 402 Preferred Series B – N/A	Common – N/A Preferred Series A – $47.69 Preferred Series B – N/A	Common – N/A Preferred Series A – 402 Preferred Series B – N/A	Common – 5,377,458 Preferred Series A – 31,997 - 402 = 31,595 Preferred Series B – 1,205,013
Month #3 03/01/2022 through 03/31/2022	Common – N/A Preferred Series A – 1,001 Preferred Series B – N/A	Common – N/A Preferred Series A – $47.76 Preferred Series B – N/A	Common – N/A Preferred Series A – 1,001 Preferred Series B – N/A	Common – 5,377,458 Preferred Series A – 31,595 - 1,001 = 30,594 Preferred Series B – 1,205,013
Month #4 04/01/2022 through 04/30/2022	Common – N/A Preferred Series A – 987 Preferred Series B – N/A	Common – N/A Preferred Series A – $47.05 Preferred Series B – N/A	Common – N/A Preferred Series A – 987 Preferred Series B – N/A	Common – 5,377,458 Preferred Series A – 30,594 - 987 = 29,607 Preferred Series B – 1,205,013
Month #5 05/01/2022 through 05/31/2022	Common – N/A Preferred Series A – 700 Preferred Series B – N/A	Common – N/A Preferred Series A – $46.78 Preferred Series B – N/A	Common – N/A Preferred Series A – 700 Preferred Series B – N/A	Common – 5,377,458 Preferred Series A – 29,607 - 700 = 28,907 Preferred Series B – 1,205,013

Month #6 06/01/2022 through 06/30/2022	Common – N/A Preferred Series A – 1,308 Preferred Series B – N/A	Common – N/A Preferred Series A – $47.35 Preferred Series B – N/A	Common – N/A Preferred Series A – 1,308 Preferred Series B – N/A	Common – 5,968,911 Preferred Series A – 28,907 - 1,308 = 27,599 Preferred Series B – 1,205,013
Total	Common – N/A Preferred Series A – 4,930 Preferred Series B – N/A	Common – N/A Preferred Series A – $47.57 Preferred Series B – N/A	Common – N/A Preferred Series A – 4,930 Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 7, 2022

* Print the name and title of each signing officer under his or her signature.